5. Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Roll forward of Notes Schedule
	Year Ended December 31, 2013	Year Ended December 31, 2012

Notes outstanding, beginning of period	$2	$–
Notes issued	1,737	2
Note repayments / redemptions	–	–

Notes outstanding, end of period	$1,739	$2

Maturity of outstanding notes
Year Maturing	Amount Maturing
2014	$430
2015	74
2016	8
2017	727
2018	500

Total	$1,739